Property, Plant and Equipment, Net	6 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following as of September 30, 2022 and March 31, 2022:

	As of September 30,	As of March 31,
	2022	2022
Buildings	$13,485,535	$15,345,997
Machinery	1,554,481	1,918,918
Furniture, fixture and electronic equipment	158,333	179,667
Vehicles	367,616	176,606
Total property plant and equipment, at cost	15,565,965	17,621,188
Less: accumulated depreciation	(6,220,313)	(6,374,373)
Property, plant and equipment, net	$9,345,652	$11,246,815

As of September 30, 2022 and March 31, 2022, the Company pledged its building with a carrying value of approximately $1.3 million and $2.1 million, respectively, as the collateral for short-term bank loans (see Note 10).

Depreciation expense was $737,542 and $452,494 for the six months ended September 30, 2022 and 2021, respectively. Depreciation allocated as manufacturing overhead to inventories was $139,979 and $309,154 for the six months ended September 30, 2022 and 2021, respectively.

The carrying amount of disposed property, plant and equipment recognized for the six months ended September 30, 2022 and 2021 were amounted to $96,076 and nil, respectively.